Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalent maturity period		Three months or less
Short term investments maturity period	Three months or less	Three months to one year.
Depreciation and amortization		$ 87,000	$ 99,000
Impairment of long lived assets		$ 0	$ 0